Lease commitments - (Summary of Other supplementary information) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Cash paid for amounts included in the measurement of finance lease liabilities
Cash flow from operating activities	¥ 805
Cash flow from financing activities	5,860
Cash paid for amounts included in the measurement of operating lease liabilities
Cash flow from operating activities	80,101
Finance lease	47,082
Operating lease	¥ 105,913
Finance lease years	5 years 7 months 6 days
Operating lease years	8 years 4 months 24 days
Finance lease discount rate	4.23%
Operating lease discount rate	2.13%